Convertible Notes	12 Months Ended
Jul. 31, 2026
Convertible Notes [Abstract]
CONVERTIBLE NOTES
6.	Convertible notes

	Years Ended
	July 31,
	2026	2025
Balance, beginning of period	$522,818	$124,699
Initial recognition of 2025 convertible notes	-	329,599
Effect of accounting change on convertible debt	-	13,532
Interest	62,957	41,594
Conversion	(193,934)	-
Effect of movements on exchange rates	(4,973)	13,394
Balance, end of period	$386,868	$522,818

Current	$386,868	$157,515
Non-current	-	365,303
	$386,868	$522,818

During the year ended July 31, 2026:

●	On May 17, 2024, the Company completed a non-brokered private placement of a 2-year, 10% unsecured convertible note in the principal amount of $146,837 (CA$200,000) with an arm’s length lender (the “2024 Convertible Notes”). Any accrued and unpaid interest may, at the Company’s sole discretion, be paid in cash or in units at a conversion price equal to the last closing market price of the Company’s common shares on the TSXV immediately prior to the conversion date, subject to TSXV policies. The convertible notes have a maturity date of May 17, 2026 (the “2024 Maturity Date”).

The 2024 Convertible Notes may be converted into units of the Company (“Units”) at any time from the date of issuance until the Maturity Date, with a conversion price of CA$0.10 per Unit. Each Unit consists of one common share of the Company and one share purchase warrant. Warrants are exercisable into additional common shares of the Company at an exercise price of CA$0.15 for a period of 3 years.

Effective August 1, 2024, the Company adopted ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, using the modified retrospective approach. As a result of adopting this standard, as of July 31, 2024, the Company reversed the equity component previously recognized for the 2024 Convertible Notes, as well as the related deferred income tax effects, and recorded a cumulative adjustment to opening accumulated deficit of $5,073.

In connection with the issuance of the 2024 Convertible Notes, the Company incurred issuance costs of $10,276 (CA$13,996). These costs are recorded as a reduction of the carrying value 2024 Convertible Notes.

During the year ended July 31, 2025:

●	On January 21, 2025, the Company completed a non-brokered private placement of a 2-year, 10% unsecured convertible notes in the principal amount of $347,422 (CA$500,000) (the “2025 Convertible Notes”); of this amount $336,999 (CA$485,000) was with arm’s length lenders and $10,423 (CA$15,000) was with two of the directors of the Company. Any accrued and unpaid interest may, at the Company’s sole discretion, be paid in cash or in units at a conversion price equal to the last closing market price of the Company’s common shares on the TSXV immediately prior to the conversion date, subject to TSXV policies. The convertible notes have a maturity date of January 21, 2027 (the “2025 Maturity Date”).

The 2025 Convertible Notes may be converted into units of the Company (the “2025 Units”) at any time from the date of issuance until the Maturity Date, with a conversion price of CA$0.20 per 2025 Unit. Each 2025 Unit consists of one common share of the Company and one share purchase warrant. Warrants are exercisable into additional common shares of the Company at an exercise price of CA$0.20 for a period of 3 years.

In connection with the issuance of the 2025 Convertible Notes, the Company incurred issuance costs amounting to $17,823 (CA$25,651). These costs have been allocated as a reduction to the carrying value of the 2025 Convertible Notes.

The 2024 Convertible Notes, the 2025 Convertible Notes and warrants issued upon conversion are subject to the following blocker provisions:

●	10% blocker: Prevents conversion if it would result in the security holder holding 10% or more of the issued and outstanding shares.

●	20% blocker: Restricts exercise of warrants if it exceeds 20% ownership.

During the year ended July 31, 2026, 2025 Convertible Notes with a principal value of $17,939 (CA$25,000), including interest of $1,529 (CA$2,126), were converted into 27,125 units. As a result of the conversion, the Company reclassified the carrying value of the converted 2025 Convertible Notes of $18,893 (CA$26,322) to share capital ($9,777 (CA$13,723)) and warrants ($9,116 (CA$12,599)).

During the year ended July 31, 2026, 2024 Convertible Notes with a principal value of $145,482 (CA$200,000), including interest of $30,551 (CA42,000), were converted into 405,907 units. As a result of the conversion, the Company reclassified the carrying value of the converted 2024 Convertible Notes of $175,041 (CA$242,000) to share capital ($91,804 (CA$134,531)) and warrants ($83,237 (CA$107,469)).

As of July 31, 2026, the carrying value of the convertible notes was $386,868 (CA$542,369) (July 31, 2025 – $522,818 (CA$723,501)), of which $nil (CA$nil) was classified as non-current (July 31, 2025 – $365,303 (CA$505,524)).